Proposal for profit appropriation (Tables)	12 Months Ended
Dec. 31, 2020
Aegon N.V [member]
Statement [LineItems]
Summary of Proposal for Profit Appropriation

	2020	2019
Final dividend on common shares	124	329
Earnings to be retained	-	906
To be deducted from retained earnings	(269)	-
Net income attributable to owners of Aegon N.V.	(146)	1,235